Expense Example, No Redemption - FidelityChinaRegionFund-AMCIZPRO - FidelityChinaRegionFund-AMCIZPRO - Fidelity China Region Fund	Dec. 30, 2024 USD ($)
Fidelity Advisor China Region Fund - Class A
Expense Example, No Redemption:
1 Year	$ 688
3 Years	928
5 Years	1,187
10 Years	1,924
Fidelity Advisor China Region Fund - Class C
Expense Example, No Redemption:
1 Year	196
3 Years	606
5 Years	1,042
10 Years	2,059
Fidelity Advisor China Region Fund - Class M
Expense Example, No Redemption:
1 Year	490
3 Years	787
5 Years	1,104
10 Years	2,003
Fidelity Advisor China Region Fund - Class I
Expense Example, No Redemption:
1 Year	92
3 Years	287
5 Years	498
10 Years	1,108
Fidelity Advisor China Region Fund - Class Z
Expense Example, No Redemption:
1 Year	79
3 Years	246
5 Years	428
10 Years	$ 954